Note 7 - Stockholders' Deficit - 10K (Details) - Fair Value of Warrants Assumptions	9 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Warrant Issued June 2012 [Member]	Dec. 31, 2012 Warrant Issued June 2012 [Member]	Sep. 30, 2013 Warrant Issued September 2012 [Member]	Dec. 31, 2012 Warrant Issued September 2012 [Member]	Sep. 30, 2013 Warrant Issued October 2012 [Member]	Dec. 31, 2012 Warrant Issued October 2012 [Member]	Dec. 31, 2012 Series D Warrants Issued December 2012 [Member]	Dec. 31, 2012 Series E Warrants Issued December 2012 [Member]
Note 7 - Stockholders' Deficit - 10K (Details) - Fair Value of Warrants Assumptions [Line Items]
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%
Expected Lives (Yrs.)	5 years	5 years	3 years	3 years	3 years	3 years	3 years	3 years	5 years	5 years
Risk-Free Rate	0.83%	0.67%	0.34%	0.34%	0.35%	0.35%	0.35%	0.35%	0.72%	0.72%
Date of the Assumptions			Jun. 01, 2012	Jun. 01, 2012	Sep. 25, 2012	Sep. 25, 2012	Oct. 12, 2012	Oct. 12, 2012	Dec. 31, 2012	Dec. 31, 2012